Prepaid expenses and other current assets - Schedule of prepaid expenses and other current assets (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance		$ 35,544	$ 30,031
Prepaid supplies		17,066	13,837
Prepaid professional services		17,533	32,086
Prepaid rent and lease deposits		2,840	17,841
Other current assets		0	16,103
Total prepaid expenses and other current assets	$ 245,242	$ 72,983	$ 109,898